Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,546	$ 2,791	$ 2,645
Rights purchased	34	20	8
Rights capitalized	1,030	559	397
Rights sold	3	5	(27)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(719)	(390)	98
Due to revised assumptions or models	(12)	23	56
Other changes in fair value	(672)	(462)	(386)
Balance at end of period	$ 2,210	$ 2,546	$ 2,791